Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements (Details Textual) - Interest Rate Cap [Member] $ in Thousands	Jun. 30, 2022 USD ($)
Derivative, Notional Amount	$ 377,331
Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative, Variable Interest Rate	1.50%
Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative, Variable Interest Rate	3.00%